Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-38353
Registrant Name	PAGSEGURO DIGITAL LTD.
Entity Incorporation, State or Country Code	E9
Contact Personnel Name	Artur Gaulke Schunck
Contact Personnel Email Address	ir@pagbank.com
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1384, 1º ao 10º andares, Salão e Mezanino
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01451-001
Entity Address, Country	BR
Title of 12(b) Security	Class A common shares, par value US$0.000025
Trading Symbol	PAGS
Security Exchange Name	NYSE
Document Transition Report	false
Document Shell Company Report	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Annual Report	true
Amendment Flag	true
Amendment Description	The Company is amending its annual report on Form 20-F for the year ended December 31, 2024 (the “Annual Report”) as accepted by the U.S. Securities and Exchange Commission (the “SEC”) on April 28, 2025 and filed on April 29, 2024, to replace in their entirety the Exhibits 12.1, 12.2, 13.1 and 13.2 originally filed with the Annual Report, which contained inadvertent errors, with the Exhibits 12.1, 12.2, 13.1 and 13.2, respectively, filed with this Amendment No. 1 to the Annual Report.This Amendment No. 1 comprises a cover page, this explanatory note, the exhibits referred to in this explanatory note and the signature page.Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend any other information set forth in the Annual Report.
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Central Index Key	0001712807
Class B common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	120,459,508
Class A common shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	209,148,916
Business Contact
Document Information [Line Items]
Contact Personnel Name	Artur Gaulke Schunck
Contact Personnel Email Address	ir@pagbank.com
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 1384, 1º ao 10º andares, Salão e Mezanino
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	01451-001
Entity Address, Country	BR
Country Region	55
City Area Code	11
Local Phone Number	3914-9524